Net Pension Cost (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 12.9	$ 0.2	₨ 9.9	₨ 10.2
Interest cost	53.4	0.8	44.9	43.7
Expected return on plan assets	(26.1)	(0.4)	(32.1)	(36.0)
Actuarial (gains)/losses	17.7	0.3	155.1	34.8
Net pension cost	₨ 57.9	$ 0.9	₨ 177.8	₨ 52.7